Identification and business activity - Summary of unabsorbed cost due to production stoppage (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Unabsorbed cost due to production stoppage
Unabsorbed cost due to production stoppage	$ 19,893	$ 23,058	$ 25,509
Services provided by third parties
Unabsorbed cost due to production stoppage
Unabsorbed cost due to production stoppage	5,654	7,608	19,214
Direct labor
Unabsorbed cost due to production stoppage
Unabsorbed cost due to production stoppage	$ 6,144	$ 6,505	$ 3,418